License and Collaboration Agreements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Research and Development [Abstract]
Summary of Changes in the Total Contract Liability
Contract Liability
The changes in the total contract liability (deferred revenue) balances related to the Company’s license and collaboration agreements with Roche were as follows (in thousands):

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2020	2019	2020	2019
Balance at beginning of period	$51,917	$48,873	$40,453	$45,598
Deferral of revenue	1,891	1,255	25,746	13,555
Recognition of deferred revenue	(6,120)	(4,050)	(18,511)	(13,075)

Balance at end of period	$47,688	$46,078	$47,688	$46,078

The changes in the total contract liability (deferred revenue) balances related to the Company’s license and collaboration agreements with Roche were as follows (in thousands):

	YEAR ENDED DECEMBER 31,
	2018	2019

Balance at beginning of period	$8,773	$45,598
Deferral of revenue	48,364	14,173
Recognition of deferred revenue	(11,539)	(19,318)

Balance at end of period	$45,598	$40,453